EQUITY	12 Months Ended
Dec. 31, 2023
EQUITY
EQUITY

NOTE 21 – EQUITY

(a)Capital Stock

As of December 31, 2023 and 2022, the total capital stock of Telecom Argentina amounted to $2,153,688,011, represented by the same number of common book-entry shares with nominal value of $1, as detailed below:

Class of Shares	Total
Class “A”	683,856,600
Class “B”	628,058,019
Class “C”	106,734
Class “D”	841,666,658
Total	2,153,688,011

As of the date of these consolidated financial statements, all the shares of Telecom Argentina are authorized by the CNV for public offering.

Class B Shares are listed and traded on the leading companies’ panel of the BYMA and the American Depositary Shares (ADS) representing five Class “B” shares of the Company are traded on the NYSE under the symbol TEO.

(b)Provisions of the Telecom Ordinary and Extraordinary Shareholders’ meeting

At the Ordinary and Extraordinary Shareholders’ Meeting held on April 27, 2023, the shareholders of Telecom decided, among other:

(i)	To approve the Board of Directors’ proposal stated in current currency as of March 31, 2023 using the National Consumer Price Index pursuant to CNV Resolution No. 777/18 in connection with the Accumulated Deficit as of December 31, 2022 for $207,832,672,505 ($647,208 million in current currency as of December 31, 2023). The Board proposed: i) to reclassify from retained earnings to “Contributed Surplus” $273,927,247,113 ($853,028 million in current currency as of December 31, 2023) resulting from the adjustment for the loss of the higher value allocated to the assets and liabilities identified and incorporated as of the date of merger, which gave rise to the creation of the Contributed Surplus, (ii) to appropriate to the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” the total amount of the difference in the accumulated deficit for $66,094,574,608 ($205,820 million in current currency as of December 31,2023);
(ii)	to delegate on the Board of Directors the power to reverse before December 31, 2023 the “Voluntary reserve to maintain the Company’s level of capital expenditures and its current solvency level” in an amount that will allow to distribute the 2030 Global Bonds as non-cash dividends for up to a nominal amount of US$473,623,896. For further information on the distribution of dividends, see Note 4.b) “Dividend paid -Distribution of non-cash dividends”.

(c)Share Ownership Plan

In 1992, a Decree from the Argentine government, which provided for the creation of the Company upon the privatization of ENTel, established that 10% of the capital stock then represented by 98,438,098 Class “C” shares were to be included in the PPP (an employee share ownership program sponsored by the Argentine government). During the following years, both the Shareholders’ Assembly and the Board of Directors (based on the powers delegated by the Shareholders) carried out the conversion of Class “C” shares for a total of 98,331,364.

As of the date of these consolidated financial statements, 106,734 Class “C” shares are still pending to be converted into Class “B” shares.

(d)Restrictions on distribution of profits

Under the LGS, the by-laws of the Company and rules and regulations of the CNV, a minimum of 5% of net income for the year in accordance with the statutory books, plus/less previous years’ adjustments and accumulated losses, if any, must be appropriated by resolution of the shareholders to a legal reserve until such reserve reaches 20% of the outstanding capital (common stock plus inflation adjustment of common stock).